LEASES - Schedule of components of operating lease costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Fixed lease cost	$ 5,237	$ 9,850	$ 10,979
Variable lease cost	332	393	477
Sublease income		(173)	(1,167)
Total net lease costs	$ 5,569	$ 10,070	$ 10,289